HOWARD
                                  EQUITY FUND






                               SEMI-ANNUAL REPORT
                                  MAY 31, 2001

                               HOWARD EQUITY FUND

Dear Shareholder:

I am pleased to report that the Fund has outperformed the S&P 500 benchmark for the fiscal year to date as well as since inception. For the six month period ended May 31st, the Fund is almost 7.7% ahead of the S&P 500 - - +3.79% vs. -3.90%. For the fiscal year ended May 31, 2001, the Fund outperformed the S&P 500 by 5.41% - - a decline of 5.14% vs. a decline of 10.55%.

The monetary and fiscal stimulus that we forecast several months ago has come to pass. The Federal Reserve reduced interest rates an additional 25 basis points at the June meeting -- collectively, the central bank has now lowered interest rates by 275 basis points in just six months. Lower tax rates and rebates will soon benefit the consumer sector. The decline in energy prices, especially natural gas, will soon begin to work its way through the economy. In response, the S&P 500 and NASDAQ Composite have rallied more than 21% and 43%, respectively, from their March/April lows. Notwithstanding the stimulus these incentives will provide the economy, the equity markets continue to be constrained by high valuations, highlighted by the NASDAQ. The prospect that the worst might be over and that the economy could begin to recover by the fourth quarter may not be enough to fuel the equity markets above recent highs. Concern over timing of an economic recovery has caused the equity markets to lose a portion of the gains achieved in late April and May.

We continue to believe that the technology and telecom sectors will underperform relative to the overall market in the ensuing months. The ten-year leadership of this sector has come to an end. Historically high capital expenditure and product demand levels fueled unsustainable growth rates and equity valuations over the past decade. In a shift toward more sustainable market appreciation, investment styles have begun to swing from growth to value. This may be indicative of the culmination of the secular bull market that we have experienced over the past 20 years. If this proves to be true, we can expect to see a shift in asset allocation over the next several years to include a higher percentage of cash and fixed income instruments - - even in the most aggressive of portfolios.

New leadership in the equity markets will most likely be characterized by large capitalization, blue chip, old economy companies whose investment merits include currency sensitivity, strong balance sheets, attractive valuations and an absolute and/or relative clarity with respect to earnings outlook. Although the U.S. dollar has not yet weakened against the Euro, the Euro has not made new lows for more than nine months. We feel that economic fundamentals support a decline in the U.S. dollar, which in turn would boost revenues for those companies with international exposure -- specifically those in the financial service, industrial manufacturing/commodity and health care sectors.

We continue to reflect the recommendations in our above statements by continuing to reduce the Fund's NASDAQ exposure, to favor the more substantial blue chips of the Dow Jones for what we anticipate to be a difficult market environment through the end of the year. In addition, we are maintaining our cash positions

                               HOWARD EQUITY FUND


in order to balance against any short-term volatility and to have capital available for buying opportunities once the new market leadership presents itself.

Sincerely,

/s/ Anthony Orphanos

Anthony Orphanos
Fund Manager

Footnotes:

Past performance is no guarantee of future results. Share value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Indexes do not incur expenses and are not available for investment.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The NASDAQ Stock Market is the largest electronic, screen-based market in the world with over 5,100 companies listed.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ.

                               HOWARD EQUITY FUND

SCHEDULE OF INVESTMENTS AT MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares     COMMON STOCKS: 100.02%                                Market Value
--------------------------------------------------------------------------------

             AEROSPACE/DEFENSE - EQUIPMENT:  7.28%
  10,000     United Technologies Corp.............................. $   833,100
                                                                    -----------
             AUTO - CARS/LIGHT TRUCKS:  5.47%
  11,000     General Motors Corp...................................     625,900
                                                                    -----------
             CAPITAL GOODS - DIVERSIFIED MANUFACTURING:  5.57%
  13,000     General Electric Co...................................     637,000
                                                                    -----------
             CELLULAR TELECOM:  3.04%
   4,000     Nextel Communications, Inc.*..........................      63,680
  11,000     Vodafone Group PLC, ADR...............................     284,790
                                                                    -----------
                                                                        348,470
                                                                    -----------
             COMPUTERS - HARDWARE:  3.33%
  13,000     Hewlett-Packard Co....................................     381,160
                                                                    -----------
             DIVERSIFIED MANUFACTURING OPERATIONS:  3.11%
   3,000     Minnesota Mining and Manufacturing Co.................     355,740
                                                                    -----------
             DIVERSIFIED UNIT INVESTMENT TRUST:  5.47%
  14,000     Nasdaq-100 Shares*....................................     626,220
                                                                    -----------
             ELECTRONIC COMPONENTS - SEMICONDUCTOR:  3.88%
  13,000     Texas Instruments, Inc................................     443,560
                                                                    -----------
             FINANCIALS - DIVERSIFIED FINANCIAL SERVICES:  13.69%
   8,900     Citigroup, Inc........................................     456,125
  10,000     J.P. Morgan Chase & Co................................     491,500
   3,000     American International Group, Inc.....................     243,000
   5,000     The Chubb Corp........................................     376,750
                                                                    -----------
                                                                      1,567,375
                                                                    -----------

                               HOWARD EQUITY FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

             FINANCIALS - MONEY CENTER BANKS:  5.18%
  10,000     Bank of American Corp................................. $   592,500
                                                                    -----------
             HEALTHCARE - PHARMACEUTICALS:  13.54%
  10,000     American Home Products Corp...........................     633,000
   5,000     Johnson & Johnson.....................................     484,750
   8,900     Pharmacia Corp........................................     432,184
                                                                    -----------
                                                                      1,549,934
                                                                    -----------
             MEDICAL - BIOMEDICAL/GENOMICS:  8.60%
   4,400     Human Genome Sciences, Inc.*..........................     291,940
  16,000     PE Corp. - Celera Genomics Group Stock*...............     692,960
                                                                    -----------
                                                                        984,900
                                                                    -----------
             MEDICAL - DRUGS:  5.42%
   8,500     Merck & Co, Inc.......................................     620,415
                                                                    -----------
             NETWORK SOFTWARE:  0.85%
  63,000     NetSpeak Corp.*.......................................      97,650
                                                                    -----------
             TECHNOLOGY - DATA STORAGE:  7.76%
   8,900     Broadcom Corp. - Class A*.............................     296,014
   7,600     EMC Corp..............................................     240,160
  15,000     SanDisk Corp.*........................................     351,750
                                                                    -----------
                                                                        887,924
                                                                    -----------
             TECHNOLOGY - NETWORKING PRODUCTS:  3.38%
  17,000     JDS Uniphase Corp.*...................................     284,070
  13,000     Lucent Technologies, Inc..............................     102,440
                                                                    -----------
                                                                        386,510
                                                                    -----------
             TECHNOLOGY - SEMICONDUCTORS:  2.74%
  11,600     Intel Corp............................................     313,316
                                                                    -----------
             TECHNOLOGY - SOFTWARE:  1.72%
   5,500     BEA Systems, Inc.*....................................     197,340
                                                                    -----------

                               HOWARD EQUITY FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

             Total Investments in Securities
               (Cost $13,452,306+):  100.02%....................... $11,449,014
             Liabilities in Excess of Other Assets:  (0.02%).......      (2,501)
                                                                    -----------
             Net Assets:  100.00%.................................. $11,446,513
                                                                    ===========

*    Non-income producing security.
+    Gross unrealized appreciation and depreciation of securities is as follows:

             Gross unrealized appreciation......................... $   596,560
             Gross unrealized depreciation.........................  (2,599,852)
                                                                    -----------

             Net unrealized depreciation........................... $(2,003,292)
                                                                    ===========

See Notes to Financial Statements.

                               HOWARD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES AT MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $13,452,306) .............................    $ 11,449,014
  Receivables
    Dividends and interest ....................................          25,158
  Prepaid expenses ............................................           7,800
                                                                   ------------
             Total assets .....................................      11,481,972
                                                                   ------------

LIABILITIES
  Payables
    Administration fees .......................................           2,548
    Due to advisor ............................................           6,275
    Fund shares repurchased ...................................          18,822
  Accrued expenses ............................................           7,814
                                                                   ------------
             Total liabilities ................................          35,459
                                                                   ------------

NET ASSETS ....................................................    $ 11,446,513
                                                                   ============

Net asset value, offering and redemption price per share
  [$11,446,513 / 1,039,835 shares outstanding;
  unlimited number of shares (par value $0.01) authorized] ....    $      11.01
                                                                   ============

COMPONENTS OF NET ASSETS
   Paid-in capital ............................................    $ 14,206,869
   Distributions in excess of net investment income ...........          (7,836)
   Accumulated net realized loss on investments ...............        (749,228)
   Net unrealized depreciation on investments .................      (2,003,292)
                                                                   ------------
             Net assets .......................................    $ 11,446,513
                                                                   ============

See Notes to Financial Statements.

                               HOWARD EQUITY FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends .....................................................   $  73,696
    Interest ......................................................      35,792
                                                                      ---------
        Total income ..............................................     109,488
                                                                      ---------

  Expenses
    Advisory fees (Note 3) ........................................      59,987
    Distribution Expense (Note 3) .................................      14,997
    Administration fee (Note 3) ...................................      14,959
    Professional fees .............................................      11,687
    Fund accounting fees ..........................................      12,465
    Registration fees .............................................       7,428
    Transfer agent fees ...........................................       5,485
    Custody fees ..................................................       3,989
    Trustees' fees ................................................       2,493
    Miscellaneous .................................................       1,995
    Insurance expense .............................................       1,520
    Reports to shareholders .......................................       1,496
                                                                      ---------
        Total expenses ............................................     138,501
        Less: advisory fee waiver (Note 3) ........................     (21,198)
                                                                      ---------
        Net expenses ..............................................     117,303
                                                                      ---------
             Net investment loss ..................................      (7,815)
                                                                      ---------

                                                                      ---------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions ....................     342,446
  Net change in unrealized appreciation on investments ............     146,678
                                                                      ---------
        Net realized and unrealized loss on investments ...........     489,124
                                                                      ---------
             NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..   $ 481,309
                                                                      =========

See Notes to Financial Statements.

                               HOWARD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  Six Months          Year
                                                                                     Ended            Ended
                                                                                 May 31, 2001#    Nov. 30, 2000
                                                                                 -------------    -------------
Increase (DECREASE) in net assets from OPERATIONS
  Net investment loss ................................................            $     (7,815)   $    (45,593)
  Net realized gain / (loss) on security transactions ................                 342,446        (767,807)
  Net change in unrealized appreciation / (depreciation) on
    investments ......................................................                 146,678      (3,181,001)
                                                                                  ------------    ------------
     NET INCREASE / (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS ....................................................                 481,309      (3,994,401)
                                                                                  ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income .........................................                    (235)         (2,878)
  From net realized gain on security transactions ....................                (146,109)             --
                                                                                  ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................                (146,344)         (2,878)
                                                                                  ------------    ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net (decrease) / increase in net assets derived from net change
    in outstanding shares (a) ........................................              (2,723,524)      7,840,288
                                                                                  ------------    ------------
  TOTAL (DECREASE) / INCREASE IN NET ASSETS ..........................              (2,388,559)      3,843,009

NET ASSETS
Beginning of period ..................................................              13,835,072       9,992,063
                                                                                  ------------    ------------
END OF PERIOD ........................................................            $ 11,446,513    $ 13,835,072
                                                                                  ============    ============

(a) A summary of share transactions is as follows:

                                                              Six Months                       Year
                                                                Ended                          Ended
                                                             May 31, 2001#                November 30, 2000
                                                    -----------------------------   -----------------------------
                                                       Shares     Paid in Capital      Shares     Paid in Capital
                                                    ------------  ---------------   ------------  ---------------
Shares sold .....................................         50,491    $    540,038         836,126    $ 12,750,717
Shares issued on reinvestments of
  distributions .................................         12,056         131,045             205           2,803
Shares redeemed .................................       (312,456)     (3,394,607)       (376,316)     (4,913,232)
                                                    ------------    ------------    ------------    ------------

Net (decrease) / increase .......................       (249,909)   $ (2,723,524)        460,015    $  7,840,288
                                                    ============    ============    ============    ============

#    Unaudited.

See Notes to Financial Statements.

                               HOWARD EQUITY FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     Six Months          Year        Dec. 29, 1998*
                                                                        Ended            Ended          through
                                                                    May 31, 2001#   Nov. 30, 2000@@  Nov. 30, 1999
                                                                     ----------       ----------      ----------
Net asset value, beginning of period ...........................     $    10.73       $    12.04      $    10.00
                                                                     ----------       ----------      ----------
Income from investment operations:
  Net investment income / (loss) ...............................          (0.05)           (0.04)           0.00
  Net realized and unrealized gain / (loss)
    on investments .............................................           0.45            (1.27)           2.04
                                                                     ----------       ----------      ----------
Total from investment operations ...............................           0.40            (1.31)           2.04
                                                                     ----------       ----------      ----------
Less distributions:
  From net investment income ...................................           0.00**           0.00**          0.00
  From realized gain from security transactions ................          (0.12)            0.00            0.00
                                                                     ----------       ----------      ----------
Total distributions ............................................          (0.12)            0.00            0.00
                                                                     ----------       ----------      ----------

Net asset value, end of period .................................     $    11.01       $    10.73      $    12.04
                                                                     ==========       ==========      ==========

TOTAL RETURN ...................................................           3.79%++        (10.86%)         20.40%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..........................     $   11,447       $   13,835      $    9,992

Ratio of expenses to average net assets:
  Before expense reimbursement .................................           2.31%+           2.01%           4.39%+
  After expense reimbursement ..................................           1.95%+           1.95%           1.95%+

Ratio of net investment (loss) / gain to average net assets
  After expense reimbursement ..................................          (0.78%)+         (0.26%)          0.07%+

Portfolio turnover rate ........................................          72.79%++        181.51%         211.31%++

*    Commencement of operations.
**   Amount distributed represents less than one-half of one cent per share.
+    Annualized.
++   Not Annualized.
@@   Computed using average shares outstanding.
#    Unaudited.

See Notes to Financial Statements.

                               HOWARD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Howard Equity Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of large to mid capitalization companies. The Fund began operations on December 29, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from generally accepted accounting principles. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended May 31, 2001, Howard Capital Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice,

                               HOWARD EQUITY FUND

--------------------------------------------------------------------------------

office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended May 31, 2001, the Fund incurred $59,987 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.95% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended May 31, 2001, the Advisor reduced its fees and absorbed Fund expenses in the amount of $21,198; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $134,844 at April 30, 2001.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                               Fee rate
----------------                               --------
Less than $15 million                          $30,000
$15 million to less than $50 million           0.20% of average daily net assets
$50 million to less than $100 million          0.15% of average daily net assets
$100 million to less than $150 million         0.10% of average daily net assets
More than $150 million                         0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended May 31, 2001, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,850,694 and $9,459,171 respectively.

                                     HOWARD
                               CAPITAL MANAGEMENT

                                    ADVISOR
                           HOWARD CAPITAL MANAGEMENT
                              45 ROCKFELLER PLAZA
                                   SUITE 1440
                               NEW YORK, NY 10111
                                 (212)586-4800

                                  DISTRIBUTOR
                          FIRST FUND DISTRIBUTORS, INC
                            4455 EAST CAMELBACK ROAD
                                   SUITE 261E
                               PHOENIX, AZ 85018

                                   CUSTODIAN
                             FIRSTAR INSTITUTIONAL
                                CUSTODY SERVICES
                               425 WALNUT STREET
                              CINCINNATI, OH 45202

                          SHAREHOLDER SERVICING AGENT
                               ICA FUND SERVICES
                            4455 EAST CAMELBACK ROAD
                                   SUITE 261E
                               PHOENIX, AZ 85018
                                 (800)576-8229

                                 LEGAL COUNSEL
                            PAUL, HASTINGS, JANOFSKY
                                  & WALKER LLP
                             345 CALIFORNIA STREET
                            SAN FRANCISCO, CA 94014